UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        July 31
Date of reporting period:       October 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS
October 31, 2004 (Unaudited)

========================================================================================================================
Shares                                           Security                                                      Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (99.12%)

   AUTOMOTIVE - (0.84%)
     2,523,200      AutoZone, Inc.*.................................................................... $   206,422,992
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (13.59%)
     5,854,200      Fifth Third Bancorp................................................................     287,997,369
     7,333,600      Golden West Financial Corp. .......................................................     857,444,512
    57,821,889      HSBC Holdings PLC..................................................................     932,973,815
    28,278,926      Lloyds TSB Group PLC...............................................................     223,605,002
     1,993,100      State Street Corp. ................................................................      89,789,155
    15,893,100      Wells Fargo & Co. .................................................................     949,135,932
                                                                                                        ---------------
                                                                                                          3,340,945,785
                                                                                                        ---------------
   BUILDING MATERIALS - (1.64%)
     4,022,400      Martin Marietta Materials, Inc. (b)................................................     183,139,872
     4,404,220      Vulcan Materials Co. ..............................................................     219,242,072
                                                                                                        ---------------
                                                                                                            402,381,944
                                                                                                        ---------------
   BUSINESS SERVICES - (1.66%)
     5,019,600      D&B Corp.* (b).....................................................................     283,908,576
     3,756,700      Iron Mountain Inc.*................................................................     124,158,935
                                                                                                        ---------------
                                                                                                            408,067,511
                                                                                                        ---------------
   CABLE TELEVISION - (2.18%)
    18,417,100      Comcast Corp., Special Class A*....................................................     534,740,498
                                                                                                        ---------------
   CONSUMER PRODUCTS - (4.87%)
    24,715,400      Altria Group, Inc. ................................................................   1,197,708,284
                                                                                                        ---------------
   DISCOUNT RETAILER - (3.52%)
    18,051,900      Costco Wholesale Corp. ............................................................     864,776,269
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.44%)
    38,067,500      Rentokil Initial PLC...............................................................     108,249,847
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (4.44%)
    34,994,506      Tyco International Ltd. ...........................................................   1,090,078,862
                                                                                                        ---------------
   E-COMMERCE/SERVICES - (0.42%)
     4,739,500      IAC/InterActiveCorp*...............................................................     102,444,293
                                                                                                        ---------------
   ELECTRONICS - (0.07%)
    13,270,900      Agere Systems Inc., Class A*.......................................................      16,057,789
                                                                                                        ---------------
   ENERGY - (8.67%)
     8,018,543      ConocoPhillips.....................................................................     676,043,360
     7,235,443      Devon Energy Corp. ................................................................     535,205,719
     5,776,900      EOG Resources, Inc. ...............................................................     384,510,464
     6,802,400      Occidental Petroleum Corp. ........................................................     379,777,992
     4,375,300      Transocean Inc.*...................................................................     154,229,325
                                                                                                        ---------------
                                                                                                          2,129,766,860

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
October 31, 2004 (Unaudited)

========================================================================================================================
Shares                                           Security                                                      Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   FINANCIAL SERVICES - (19.60%)
    34,766,200      American Express Co. .............................................................. $ 1,845,042,234
    19,097,316      Citigroup Inc. ....................................................................     847,347,911
     5,864,600      H&R Block, Inc. ...................................................................     278,861,730
    18,728,140      JPMorgan Chase & Co. ..............................................................     722,906,204
     7,498,500      Loews Corp. .......................................................................     449,160,150
     4,467,800      Moody's Corp. .....................................................................     347,639,518
     8,362,000      Providian Financial Corp.*.........................................................     130,029,100
     3,103,590      Takefuji Corp. (c).................................................................     196,133,304
                                                                                                        ---------------
                                                                                                          4,817,120,151
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (3.60%)
    29,198,478      Diageo PLC.........................................................................     390,239,381
     7,849,250      Heineken Holding NV, Class A.......................................................     220,236,917
     5,410,400      Hershey Foods Corp. ...............................................................     274,253,176
                                                                                                        ---------------
                                                                                                            884,729,474
                                                                                                        ---------------
   INDUSTRIAL - (2.53%)
    12,554,600      Sealed Air Corp.* (b)..............................................................     621,954,884
                                                                                                        ---------------
   INSURANCE BROKERS - (1.65%)
     8,624,600      Aon Corp. .........................................................................     176,028,086
     8,301,600      Marsh & McLennan Cos, Inc. ........................................................     229,622,256
                                                                                                        ---------------
                                                                                                            405,650,342
                                                                                                        ---------------
   INVESTMENT FIRMS - (2.26%)
     1,283,952      Julius Baer Holding, Ltd. AG (b)...................................................     358,885,206
     3,845,780      Morgan Stanley.....................................................................     196,480,900
                                                                                                        ---------------
                                                                                                            555,366,106
                                                                                                        ---------------
   LIFE INSURANCE - (0.58%)
     2,590,200      Principal Financial Group, Inc. ...................................................      97,805,952
     1,494,700      Sun Life Financial Inc. (c)........................................................      45,633,191
                                                                                                        ---------------
                                                                                                            143,439,143
                                                                                                        ---------------
   MANUFACTURING - (0.01%)
        76,000      Hunter Douglas NV..................................................................       3,594,425
                                                                                                        ---------------
   MEDIA - (1.62%)
     4,778,665      Lagardere S.C.A. ..................................................................     307,637,937
     8,941,680      WPP Group PLC......................................................................      89,650,071
                                                                                                        ---------------
                                                                                                            397,288,008
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (4.36%)
    17,660,010      American International Group, Inc. ................................................   1,072,139,207
                                                                                                        ---------------

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
October 31, 2004 (Unaudited)

========================================================================================================================
Shares                                           Security                                                      Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   PHARMACEUTICAL AND HEALTH CARE - (3.99%)
     5,065,800      Cardinal Health, Inc. ............................................................. $   236,826,150
     4,512,400      Eli Lilly and Co. .................................................................     247,775,884
     5,205,400      HCA Inc. ..........................................................................     191,194,342
     2,495,000      Novartis AG, Registered............................................................     118,869,001
     6,462,000      Pfizer Inc. .......................................................................     187,074,900
                                                                                                        ---------------
                                                                                                            981,740,277
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (8.22%)
        10,877      Berkshire Hathaway Inc., Class A*..................................................     916,387,250
        13,286      Berkshire Hathaway Inc., Class B*..................................................      37,253,944
     1,610,500      Chubb Corp. .......................................................................     116,165,365
        79,700      Markel Corp.*......................................................................      25,344,600
     9,898,400      Progressive Corp. (Ohio)...........................................................     925,995,320
                                                                                                        ---------------
                                                                                                          2,021,146,479
                                                                                                        ---------------
   PUBLISHING - (0.55%)
     1,622,200      Gannett Co., Inc. .................................................................     134,561,490
                                                                                                        ---------------
   REAL ESTATE - (1.59%)
       800,800      Centerpoint Properties Trust.......................................................      37,077,040
    10,758,304      General Growth Properties, Inc. ...................................................     354,916,449
                                                                                                        ---------------
                                                                                                            391,993,489
                                                                                                        ---------------
   REINSURANCE - (1.67%)
       617,800      Everest Re Group, Ltd. ............................................................      49,034,786
     6,194,262      Transatlantic Holdings, Inc. (b)...................................................     360,815,761
                                                                                                        ---------------
                                                                                                            409,850,547
                                                                                                        ---------------
   TECHNOLOGY - (2.89%)
     5,554,700      Lexmark International, Inc., Class A*..............................................     461,651,117
     8,895,300      Microsoft Corp. ...................................................................     248,623,635
                                                                                                        ---------------
                                                                                                            710,274,752
                                                                                                        ---------------
   TELECOMMUNICATIONS - (0.76%)
     4,834,300      Nokia Oyj, ADR.....................................................................      74,544,906
     5,709,300      SK Telecom Co., Ltd., ADR (c)......................................................     112,644,489
                                                                                                        ---------------
                                                                                                            187,189,395
                                                                                                        ---------------
   TRANSPORTATION - (0.90%)
     2,796,300      United Parcel Service, Inc., Class B...............................................     221,411,034
                                                                                                        ---------------
                             Total Common Stocks - (identified cost $17,702,893,942)...................  24,361,090,137
                                                                                                        ---------------

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
October 31, 2004 (Unaudited)

========================================================================================================================
Principal                                        Security                                                      Value
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (0.89%)

 $  95,500,000      Banc of America Securities LLC  Joint Repurchase Agreement,
                        1.87%, 11/01/04, dated 10/29/04, repurchase value of
                        $95,514,882 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $97,410,000)...................... $    95,500,000
   122,369,000      Nomura Securities International, Inc. Joint Repurchase Agreement,
                        1.87%, 11/01/04, dated 10/29/04, repurchase value of
                        $122,388,069 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $124,816,380).....................     122,369,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $217,869,000)...............     217,869,000
                                                                                                        ---------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (0.75%)

   MONEY MARKET INSTRUMENTS - (0.18%)
    45,709,315      UBS Private Money Market LLC, 1.687% (identified cost $45,709,315).................      45,709,315
                                                                                                        ---------------
   REPURCHASE AGREEMENTS - (0.57%)
    61,367,000      Banc of America Securities LLC Joint Repurchase Agreement,
                        1.87%, 11/01/04, dated 10/29/04, repurchase value of
                        $61,376,563 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $62,594,340)......................      61,367,000
    78,633,000      Nomura Securities International, Inc. Joint Repurchase Agreement,
                        1.87%, 11/01/04, dated 10/29/04, repurchase value of
                        $78,645,254 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $80,205,660)......................      78,633,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $140,000,000)                    140,000,000
                                                                                                        ---------------
			Total Investment of Cash Collateral for
                             Securities Loaned - (identified cost $185,709,315)........................     185,709,315
                                                                                                        ---------------

                        Total Investments - (identified cost $18,106,472,257) - (100.76%)(a)             24,764,668,452
                        Liabilities Less Other Assets - (0.76%)........................................    (187,191,317)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $24,577,477,135
                                                                                                        ===============

(a) Aggregate cost for Federal income tax purposes is $18,118,634,343. At October 31, 2004 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:

                        Unrealized appreciation........................................................ $ 7,398,704,439
                        Unrealized depreciation........................................................    (752,670,330)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $ 6,646,034,109
                                                                                                        ===============

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
October 31, 2004 (Unaudited)

========================================================================================================================
(b) Affiliated company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment
Company Act of 1940, at or during the period ended October 31, 2004.  The aggregate fair value of the securities of affiliated companies held by the
Fund as of October 31, 2004 amounts to $1,808,704,299.  Transactions during the period in which the issuers were affiliates are as follows:

                                   Shares                 Gross           Gross           Shares              Dividend
Security                           July 31, 2004          Additions       Reductions      October  31, 2004   Income
--------                           -------------          ---------       ----------      -----------------   ---------
D&B Corp.                             5,030,700               -             11,100            5,019,600           -
Julius Baer Holding, Ltd. AG          1,283,952               -                -              1,283,952           -
Martin Marietta Materials, Inc.       4,031,300               -              8,900            4,022,400       $ 806,260
Sealed Air Corp.                     12,582,500               -             27,900           12,554,600           -
Transatlantic Holdings, Inc.          6,208,063               -             13,801            6,194,262         620,806


(c) Security is partially on loan. The Fund has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2004, the Fund had on loan securities valued at $176,379,115; cash of $185,709,315 was received as collateral for the loans, of which $140,000,000 or 75% and $45,709,315 or 25% of the collateral has been invested by the Adviser in Repurchase Agreements and Money Market Instruments, respectively. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

* Non-Income Producing Security.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
October 31, 2004 (Unaudited)


Shares                                           Security                                                      Value
========================================================================================================================
COMMON STOCK - (94.55%)

   AUTOMOTIVE - (20.21%)
        92,300      AutoNation, Inc.*.................................................................. $     1,590,329
        58,300      AutoZone, Inc.*....................................................................       4,769,523
                                                                                                        ---------------
                                                                                                              6,359,852
                                                                                                        ---------------
   BUILDING PRODUCTS - (7.51%)
        26,000      Home Depot, Inc. ..................................................................       1,068,080
        23,000      Lowe's Cos, Inc. ..................................................................       1,294,440
                                                                                                        ---------------
                                                                                                              2,362,520
                                                                                                        ---------------
   CABLE TELEVISION - (6.36%)
        68,900      Comcast Corp., Special Class A*....................................................       2,000,511
                                                                                                        ---------------
   CONSUMER PRODUCTS - (4.77%)
        31,000      Altria Group, Inc. ................................................................       1,502,260
                                                                                                        ---------------
   DISCOUNT RETAILER - (7.42%)
        23,500      Costco Wholesale Corp. ............................................................       1,125,768
        50,500      TJX Cos., Inc. ....................................................................       1,210,990
                                                                                                        ---------------
                                                                                                              2,336,758
                                                                                                        ---------------
   DIVERSIFIED - (4.23%)
        17,700      Groupe Bruxelles Lambert S.A. .....................................................       1,331,273
                                                                                                        ---------------
   ENERGY - (11.08%)
        22,000      EOG Resources, Inc. ...............................................................       1,464,320
        16,000      Occidental Petroleum Corp. ........................................................         893,280
        32,000      Transocean Inc.*...................................................................       1,128,000
                                                                                                        ---------------
                                                                                                              3,485,600
                                                                                                        ---------------
   FINANCIAL SERVICES - (1.93%)
         9,600      Takefuji Corp. ....................................................................         606,678
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (3.55%)
         5,500      Heineken Holding NV, Class A.......................................................         154,321
        33,000      McDonald's Corp. ..................................................................         961,950
                                                                                                        ---------------
                                                                                                              1,116,271
                                                                                                        ---------------
   MEDIA - (15.06%)
        54,500      Lagardere S.C.A. ..................................................................       3,508,567
       122,800      WPP Group PLC......................................................................       1,231,204
                                                                                                        ---------------
                                                                                                              4,739,771
                                                                                                        ---------------
   PHARMACEUTICAL AND HEALTH CARE - (8.15%)
        15,200      AmerisourceBergen Corp. ...........................................................         836,608
        18,600      Cardinal Health, Inc. .............................................................         869,550
        18,000      Novartis AG, Registered............................................................         857,572
                                                                                                        ---------------
                                                                                                              2,563,730
                                                                                                        ---------------

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS - (Continued)
October 31, 2004 (Unaudited)


Shares/Principal                                 Security                                                      Value
========================================================================================================================
COMMON STOCK - (Continued)

	PROPERTY/CASUALTY INSURANCE - (4.28%)
            16      Berkshire Hathaway Inc., Class A*.................................................. $     1,348,000
                                                                                                        ---------------
                             Total Common Stock - (identified cost $23,443,334)........................      29,753,224
                                                                                                        ---------------
SHORT TERM INVESTMENTS - (5.47%)

 $     755,000      Banc of America Securities LLC Joint Repurchase Agreement, 1.87%,
                        11/01/04, dated 10/29/04, repurchase value of $755,118
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $770,100)...................................................         755,000
       967,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.87%,
                        11/01/04, dated 10/29/04, repurchase value of $967,151
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $986,340)...................................................         967,000
                                                                                                        ---------------

                            Total Short Term Investments - (identified cost $1,722,000)................       1,722,000
                                                                                                        ---------------

                        Total Investments - (100.02%) - (identified cost $25,165,334) - (a)............      31,475,224
                        Liabilities Less Other Assets - (0.02%)........................................          (7,317)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $    31,467,907
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal income tax purposes is $25,186,567. At October 31, 2004, unrealized appreciation (depreciation) of securities for Federal income tax purposes is as follows:

                        Unrealized appreciation........................................................ $     6,374,571
                        Unrealized depreciation........................................................         (85,914)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $     6,288,657
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 17, 2004

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  December 17, 2004